Credit Risk and Concentrations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Net revenues	$ 13,481	$ 14,087	$ 53,167	$ 66,957
Concentration risk, percentage	10.00%	10.00%
Customer concentration risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Net revenues		$ 5,209	$ 11,650	$ 16,705
Concentration risk, percentage		36.00%	28.00%	25.00%
Customer concentration risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Net revenues	$ 1,616	$ 1,841		$ 7,492
Concentration risk, percentage	12.00%	13.00%		11.00%